SCHEDULE OF SEGMENT REPORTING REVENUE BY REGION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 29,908,561	$ 25,494,564	$ 18,219,959
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	28,756,333	23,704,259	15,461,801
Overseas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 1,152,228	$ 1,790,305	$ 2,758,158